UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%
Security	Shares	Value
Aerospace & Defense — 1.2%
Thales SA	22,500	$1,025,262
		$1,025,262
Air Freight & Logistics — 1.2%
Deutsche Post AG	36,500	$953,777
		$953,777
Automobiles — 1.3%
Toyota Motor Corp.	20,200	$1,076,160
		$1,076,160
Biotechnology — 2.0%
Celgene Corp.(1)	27,000	$1,026,000
Ligand Pharmaceuticals, Inc., Class B(1)	48,000	597,600
		$1,623,600
Capital Markets — 5.6%
E*Trade Financial Corp.(1)	97,000	$2,481,260
Nomura Holdings, Inc.	52,700	1,005,073
UBS AG	10,500	1,115,831
		$4,602,164
Chemicals — 1.2%
Mitsubishi Chemical Holdings Corp.(1)	159,500	$974,971
		$974,971
Commercial Banks — 3.9%
ABN AMRO Holdings NV	40,000	$1,165,775
HSBC Holdings PLC	62,000	1,059,301
Shinsei Bank, Ltd.	153,000	1,028,379
		$3,253,455
Commercial Services & Supplies — 0.3%
Copart, Inc.(1)	8,000	$206,720
		$206,720
Communications Equipment — 2.3%
Research in Motion, Ltd.(1)	26,264	$1,852,400
		$1,852,400

Security	Shares	Value
Computers & Peripherals — 1.2%
Bull SA(1)	84,500	$1,006,444
		$1,006,444
Construction & Engineering — 1.0%
Abengoa SA	35,100	$834,058
		$834,058
Construction Materials — 1.5%
Martin Marietta Materials, Inc.	12,500	$1,218,750
U.S. Concrete, Inc.(1)	3,000	37,590
		$1,256,340
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	1,100	$36,861
DeVry, Inc.(1)	23,500	551,780
		$588,641
Diversified Financial Services — 3.0%
Diamond Lease Co., Ltd.	19,400	$882,176
MidCap SPDR Trust Series I	8,500	1,200,795
SPDR Trust Series I	3,000	384,900
		$2,467,871
Electric Utilities — 2.2%
British Energy Group PLC(1)	90,000	$971,948
Korea Electric Power Corp.	19,510	832,530
		$1,804,478
Electrical Equipment — 1.7%
Vestas Wind Systems A/S(1)	66,000	$1,382,969
		$1,382,969
Electronic Equipment & Instruments — 2.2%
Kingboard Chemical Holdings, Ltd.	492,000	$1,545,801
Photon Dynamics, Inc.(1)	11,000	233,090
		$1,778,891

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Energy Equipment & Services — 1.6%
Pride International, Inc.(1)	15,000	$464,550
Transocean, Inc.(1)	5,500	407,990
Trico Marine Services, Inc.(1)	14,326	417,316
		$1,289,856
Food & Staples Retailing — 1.3%
Tesco PLC	180,000	$1,064,953
		$1,064,953
Food Products — 1.1%
Yamazaki Baking Co., Ltd.	108,000	$872,404
		$872,404
Health Care Equipment & Supplies — 2.2%
Cyberonics, Inc.(1)	3,200	$86,944
I-Flow Corp.(1)	8,482	116,458
Mentor Corp.	15,000	645,600
Thoratec Corp.(1)	10,000	201,200
Win International Co., Ltd.	826	757,040
		$1,807,242
Health Care Providers & Services — 2.5%
Caremark Rx, Inc.(1)	12,000	$597,000
DaVita, Inc.(1)	11,000	642,290
eResearch Technology, Inc.(1)	22,000	323,620
Henry Schein, Inc.(1)	11,000	513,150
		$2,076,060
Hotels, Restaurants & Leisure — 3.7%
AEON Fantasy Co., Ltd.	29,628	$1,016,534
Pinnacle Entertainment, Inc.(1)	8,000	224,400
Six Flags, Inc.(1)	144,500	1,524,475
WMS Industries, Inc.(1)	8,500	246,925
		$3,012,334
Household Durables — 1.0%
LG Electronics, Inc.	9,970	$818,701
		$818,701

Security	Shares	Value
Insurance — 1.9%
Admiral Group PLC	54,000	$534,079
Prudential PLC	100,000	1,056,230
		$1,590,309
Internet Software & Services — 2.1%
Google, Inc., Class A(1)	3,600	$1,305,432
Greenfield Online, Inc.(1)	15,955	111,844
ValueClick, Inc.(1)	20,000	350,200
		$1,767,476
IT Services — 6.3%
Altran Technologies SA(1)	99,500	$1,395,339
CheckFree Corp.(1)	21,980	1,087,131
Gartner, Inc.(1)	40,000	563,200
Kanbay International, Inc.(1)	26,800	455,064
MoneyGram International, Inc.	25,000	716,750
Patni Computer Systems, Ltd. ADR(1)	18,000	432,000
Satyam Computer Services, Ltd. ADR	14,000	576,100
		$5,225,584
Machinery — 2.6%
Caterpillar, Inc.	2,177	$159,095
Nihon Ceratec Co., Ltd.	160	809,779
Parker Hannifin Corp.	2,800	218,876
Sodick Co., Ltd.	64,000	945,327
		$2,133,077
Marine — 1.2%
American Commercial Lines, Inc.(1)	5,404	$205,352
Mitsui O.S.K. Lines, Ltd.	112,000	816,150
		$1,021,502
Media — 5.9%
Central European Media Enterprises, Ltd.(1)	14,000	$806,820
Havas Advertising	220,000	1,038,035
Premiere AG(1)	62,500	1,045,018
Promotora de Informaciones S.A. (Prisa)	55,000	1,018,482
Trinity Mirror PLC	96,000	969,781
		$4,878,136

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Metals & Mining — 3.7%
Gabriel Resources, Ltd.(1)	44,436	$108,557
Gammon Lake Resources, Inc.(1)	58,000	930,320
NovaGold Resources, Inc.(1)	24,952	305,662
Simmer and Jack Mines, Ltd.(1)	3,225,000	1,069,454
Western Silver Corp.(1)	32,000	619,840
		$3,033,833
Multiline Retail — 0.5%
Big Lots, Inc.(1)	15,500	$197,005
Saks, Inc.	11,000	207,900
		$404,905
Multi-Utilities — 1.2%
United Utilities PLC	85,000	$1,016,116
		$1,016,116
Office Electronics — 1.3%
Canon, Inc.	16,900	$1,054,532
		$1,054,532
Oil, Gas & Consumable Fuels — 4.5%
Amerada Hess Corp.	10,500	$1,452,255
Arch Coal, Inc.	5,400	394,794
BP PLC	88,000	971,878
Parallel Petroleum Corp.(1)	10,775	183,283
SXR Uranium One, Inc.(1)	102,318	719,314
		$3,721,524
Personal Products — 2.0%
Herbalife, Ltd.(1)	7,117	$220,556
Oriflame Cosmetics SA	45,000	1,463,391
		$1,683,947
Pharmaceuticals — 6.0%
Adams Respiratory Therapeutics, Inc.(1)	5,000	$187,550
GlaxoSmithKline PLC	38,000	963,594
Medicines Co. (The)(1)	12,000	244,680
Par Pharmaceutical Cos., Inc.(1)	8,000	237,920
Sanofi-Aventis	11,950	1,018,251
Shire Pharmaceuticals Group PLC ADR	27,500	1,308,450
Takeda Pharmaceutical Co., Ltd.	18,400	1,024,343
		$4,984,788

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Atheros Communications, Inc.(1)	48,000	$987,840
Micron Technology, Inc.(1)	51,000	791,010
PDF Solutions, Inc.(1)	25,000	422,250
Tessera Technologies, Inc.(1)	11,200	349,776
		$2,550,876
Software — 0.7%
RSA Security, Inc.(1)	26,000	$381,680
Symantec Corp.(1)	12,000	202,680
		$584,360
Specialty Retail — 0.9%
Circuit City Stores, Inc.	8,000	$192,240
Men's Wearhouse, Inc., (The)	8,000	250,560
Tweeter Home Entertainment Group, Inc.(1)	37,000	297,480
		$740,280
Tobacco — 0.5%
Loews Corp. - Carolina Group	9,000	$427,410
		$427,410
Trading Companies & Distributors — 1.2%
Mitsui and Co., Ltd.	75,000	$1,025,490
		$1,025,490
Transportation Infrastructure — 1.5%
BAA PLC	90,000	$1,260,641
		$1,260,641
Wireless Telecommunication Services — 2.9%
NII Holdings, Inc.(1)	42,000	$2,151,240
OAO Vimpel-Communications ADR(1)	6,000	264,000
		$2,415,240
Total Common Stocks (identified cost $66,788,324)		$79,149,777

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants — 0.0%
Security	Shares	Value
Kingboard Chemical - Strike: 20 Expires: 12/31/06(1)	49,200	$29,804
		$29,804
Total Warrants (identified cost $0)		$29,804
Commercial Paper — 2.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.56%, 3/1/06	$2,000	$2,000,000
Total Commercial Paper (at amortized cost, $2,000,000)		$2,000,000
Short-Term Investments — 2.6%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	$851	$851,000
Societe Generale Time Deposit, 4.563%, 3/1/06	1,277	1,277,000
Total Short-Term Investments (at amortized cost, $2,128,000)		$2,128,000
Total Investments — 100.9% (identified cost $70,916,324)		$83,307,581
Other Assets, Less Liabilities — (0.9)%		$(773,044)
Net Assets — 100.0%		$82,534,537

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	40.6%	$33,468,317
Japan	16.1	13,288,358
United Kingdom	13.5	11,176,971
France	6.6	5,483,331
Canada	5.5	4,536,093
Germany	2.4	1,998,795
Spain	2.2	1,852,540
Republic of Korea	2.0	1,651,231
Hong Kong	1.9	1,575,605
Sweden	1.8	1,463,391
Denmark	1.7	1,382,969
Netherlands	1.4	1,165,775
Switzerland	1.4	1,115,831
South Africa	1.3	1,069,454
India	1.2	1,008,100
Bermuda	1.0	806,820
Russia	0.3	264,000

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $70,916,324)	$83,307,581
Cash	3,537
Receivable for investments sold	238,710
Interest and dividends receivable	88,215
Tax reclaim receivable	55,966
Total assets	$83,694,009
Liabilities
Payable for investments purchased	$1,056,117
Payable to affiliate for investment advisory fees	49,694
Payable to affiliate for administration fees	15,943
Payable to affiliate for Trustees' fees	182
Accrued expenses	37,536
Total liabilities	$1,159,472
Net Assets applicable to investors' interest in Portfolio	$82,534,537
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$70,145,542
Net unrealized appreciation (computed on the basis of identified cost)	12,388,995
Total	$82,534,537

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $15,515)	$269,555
Interest	56,941
Total investment income	$326,496
Expenses
Investment adviser fee	$303,756
Administration fee	100,385
Trustees' fees and expenses	7,602
Custodian fee	95,629
Legal and accounting services	19,367
Miscellaneous	3,093
Total expenses	$529,832
Deduct — Reduction of custodian fee	$69
Reduction of investment adviser fee	2,647
Total expense reductions	$2,716
Net expenses	$527,116
Net investment loss	$(200,620)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,393,439
Foreign currency transactions	(139,417)
Net realized gain	$8,254,022
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$467,413
Foreign currency	(2,104)
Net change in unrealized appreciation (depreciation)	$465,309
Net realized and unrealized gain	$8,719,331
Net increase in net assets from operations	$8,518,711

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(200,620)	$352,452
Net realized gain from investments and foreign currency transactions	8,254,022	6,474,742
Net change in unrealized appreciation (depreciation) from investments and foreign currency	465,309	8,672,591
Net increase in net assets from operations	$8,518,711	$15,499,785
Capital transactions — Contributions	$3,548,554	$10,654,315
Withdrawals	(11,877,196)	(30,426,722)
Net decrease in net assets from capital transactions	$(8,328,642)	$(19,772,407)
Net increase (decrease) in net assets	$190,069	$(4,272,622)
Net Assets
At beginning of period	$82,344,468	$86,617,090
At end of period	$82,534,537	$82,344,468

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.31	%(2)	1.29%	1.25%	1.24%	1.15%	1.11%
Net expenses after custodian fee reduction	1.31	%(2)	1.29%	1.25%	1.24%	1.15%	1.11%
Net investment income (loss)	(0.50	)%(2)	0.40%	0.55%	0.35%	0.08%	0.08%
Portfolio Turnover	90%		130%	164%	93%	107%	160%
Total Return(1)	11.14%		19.06%	5.42%	15.23%	(17.67)%	—
Net assets, end of period (000's omitted)	$82,535		$82,344	$86,617	$99,073	$109,557	$204,969
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.32	%(2)	1.29%
Expenses after custodian fee reduction	1.32	%(2)	1.29%
Net investment income (loss)	(0.51	)%(2)	0.40%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Options on Financial Futures — Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $303,756. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2006, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $100,385. The Advisers have also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006 the Advisers, waived $2,647 of their advisory fee. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $70,552,617 and $80,950,857, respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$70,916,324
Gross unrealized appreciation	$13,555,851
Gross unrealized depreciation	(1,164,594)
Net unrealized appreciation	$12,391,257

The net unrealized depreciation on foreign currency was $2,262.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts

Global Growth Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at February 28, 2006.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

8  Subsequent Event

An interim investment advisory agreement was entered into effective April 1, 2006 among Global Growth Portfolio, Boston Management and Research (BMR) and Eagle Global Advisors, L.L.C. (Eagle). This replaces the prior agreement dated June 19, 1995 between Global Growth Portfolio, Boston Management and Research and Lloyd George Investment Management (Bermuda) Limited. A portion of the investment advisory fee payable by the Portfolio equal to 0.125% annually of its daily net assets will be waived during the term of the interim investment advisory agreement. A special meeting of shareholders is anticipated to be held during the second quarter of 2006 to approve a new investment advisory agreement between the Portfolio and BMR and a new sub-advisory agreement between BMR and Eagle. Under the proposed investment advisory agreement, the Portfolio will pay the same investment advisory fee as under its existing investment advisory agreement.

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Arieh Coll
Vice President
Hon. Robert Lloyd George
Vice President and Trustee
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Co-Advisers of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-4/06   IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

	Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 18, 2006

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 18, 2006